Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital DKK (kr)	Share capital USD ($)	Share premium USD ($)	Foreign currency translation reserved USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at December 31, 2017		$ 117	$ 6,102	$ (156)	$ (3,513)	$ 2,550
Bonus share issuance		1,996	(1,996)
Equity at Dec. 31, 2017	kr 12,917	2,113	4,106	(156)	(3,513)	2,550
Net loss for the year					(5,535)	(5,535)
Other comprehensive income				(15)		(15)
Share-based compensation expenses					2,069	2,069
Equity at Dec. 31, 2018	12,917	2,113	4,106	(171)	(6,979)	(931)
Net loss for the year					(11,195)	(11,195)
Other comprehensive income				2		2
Share-based compensation expenses					2,362	2,362
Issuance of shares for cash		181	9,261			9,442
Transaction costs			(13)			(13)
Settlement of convertible debt instruments		187	9,508			9,695
Equity at Dec. 31, 2019	15,184	2,481	22,862	(169)	(15,812)	9,362
Net loss for the year					(15,018)	(15,018)
Other comprehensive income				395		395
Share-based compensation expenses					3,551	3,551
Issuance of shares for cash		167	8,853			9,020
Transaction costs			(272)			(272)
Equity at Dec. 31, 2020	kr 16,198	$ 2,648	$ 31,443	$ 226	$ (27,279)	$ 7,038